UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       HighVista Strategies LLC
Address    John Hancock Tower, 50th Floor
           200 Clarendon Street
           Boston, MA 02116

Form 13F File Number:    028-14212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Brian Chu
Title   Chief Operating Officer
Phone   617-406-6500

Signature, Place, and Date of Signing:

/s/ Brian Chu       Boston, MA       08/14/2012
-------------       -------------       ----------
[Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      46
Form 13F Information Table Value Total:      409,297   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
AIR LEASE CORP                 AI               00912X302      164      8442 SH  NONE SOLE                    8442 0        0
AIR LEASE CORP                 QIB              00912X302     8353    430805 SH  NONE SOLE                  430805 0        0
AIR LEASE CORP                 RegS             00912X302     1178     60753 SH  NONE SOLE                   60753 0        0
ALLERGAN INC                   COM              018490102     6875     74269 SH  NONE SOLE                   74269 0        0
AMAZON COM INC                 COM              023135106     6925     30325 SH  NONE SOLE                   30325 0        0
ANDINA ACQUISITION CORP        COM              G0440W100     1950    196000 SH  NONE SOLE                  196000 0        0
APPLE INC                      COM              037833100     6851     11732 SH  NONE SOLE                   11732 0        0
BAIDU INC                      SPON ADR REP A   056752108     7065     61445 SH  NONE SOLE                   61445 0        0
BGS ACQUISITION CORP           COM              G1082J100     1958    199000 SH  NONE SOLE                  199000 0        0
BIOGEN IDEC INC                COM              09062X103     4710     32625 SH  NONE SOLE                   32625 0        0
CA INC                         COM              12673P105     7150    263947 SH  NONE SOLE                  263947 0        0
CISCO SYS INC                  COM              17275R102     6942    404336 SH  NONE SOLE                  404336 0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7068    117797 SH  NONE SOLE                  117797 0        0
ENERGYSOLUTIONS INC            COM              292756202      456    269597 SH  NONE SOLE                  269597 0        0
GILEAD SCIENCES INC            COM              375558103     6999    136492 SH  NONE SOLE                  136492 0        0
GOODRICH CORP                  COM              382388106     6941     54694 SH  NONE SOLE                   54694 0        0
GOOGLE INC                     CL A             38259P508     6970     12015 SH  NONE SOLE                   12015 0        0
HARTFORD FINL SVCS GROUP INC   *W EXP 06/26/201 416515120     2436    240000 SH  NONE SOLE                  240000 0        0
HOME DEPOT INC                 COM              437076102     6942    131013 SH  NONE SOLE                  131013 0        0
HUMANA INC                     COM              444859102     6806     87883 SH  NONE SOLE                   87883 0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      717     32800 SH  NONE SOLE                   32800 0        0
ISHARES INC                    MSCI HONG KONG   464286871      423     25800 SH  NONE SOLE                   25800 0        0
ISHARES INC                    MSCI JAPAN       464286848     2422    257400 SH  NONE SOLE                  257400 0        0
ISHARES INC                    MSCI SINGAPORE   464286673      265     21500 SH  NONE SOLE                   21500 0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     3682     73699 SH  NONE SOLE                   73699 0        0
LAUDER ESTEE COS INC           CL A             518439104     6910    127677 SH  NONE SOLE                  127677 0        0
LINCOLN NATL CORP IND          *W EXP 07/10/201 534187117     3218    230000 SH  NONE SOLE                  230000 0        0
LOWES COS INC                  COM              548661107     7234    254351 SH  NONE SOLE                  254351 0        0
MASTERCARD INC                 CL A             57636Q104     8788     20432 SH  NONE SOLE                   20432 0        0
MICROSOFT CORP                 COM              594918104     6882    224990 SH  NONE SOLE                  224990 0        0
MONSANTO CO NEW                COM              61166W101     7028     84898 SH  NONE SOLE                   84898 0        0
NAUTILUS MARINE ACQUISIT COR   SHS              Y6255E101     2883    294000 SH  NONE SOLE                  294000 0        0
NAUTILUS MARINE ACQUISIT COR   *W EXP 06/17/201 Y6255E119       54    294000 SH  NONE SOLE                  294000 0        0
NETAPP INC                     COM              64110D104     7239    227500 SH  NONE SOLE                  227500 0        0
ORACLE CORP                    COM              68389X105     7272    244855 SH  NONE SOLE                  244855 0        0
PFIZER INC                     COM              717081103     6954    302356 SH  NONE SOLE                  302356 0        0
PRICELINE COM INC              COM NEW          741503403     6823     10267 SH  NONE SOLE                   10267 0        0
QUALCOMM INC                   COM              747525103     7055    126708 SH  NONE SOLE                  126708 0        0
RALPH LAUREN CORP              CL A             751212101     6880     49124 SH  NONE SOLE                   49124 0        0
STARBUCKS CORP                 COM              855244109     6847    128410 SH  NONE SOLE                  128410 0        0
TRIO MERGER CORP               COM              896697109     6718    690000 SH  NONE SOLE                  690000 0        0
VANGUARD INDEX FDS             REIT ETF         922908553    73838   1128498 SH  NONE SOLE                 1128498 0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858   110351   2763617 SH  NONE SOLE                 2763617 0        0
VIACOM INC NEW                 CL B             92553P201     6917    147099 SH  NONE SOLE                  147099 0        0
WELLPOINT INC                  COM              94973V107     6242     97850 SH  NONE SOLE                   97850 0        0
WINTRUST FINANCIAL CORP        *W EXP 12/19/201 97650W157      916     55000 SH  NONE SOLE                   55000 0        0